Performance Management	Dec. 29, 2025
FI Institutional Group Stock Fund for Retirement Plans
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Return (years ended December 31st)
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this time period were:

Highest Quarter: 06/30/2020 24.27%

Lowest Quarter: 06/30/2022 (20.07)%

The Fund’s year to date return as of September 30, 2025 was 19.77%.

Year to Date Return, Label [Optional Text]	The Fund’s year to date return
Bar Chart, Year to Date Return	19.77%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	24.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(20.07%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).
Performance [Table]
FI Institutional Group Stock Fund for Retirement Plans	One Year	Five Years	Since Inception (12/13/2019)
Before Taxes	21.97%	14.09%	14.17%
After Taxes on Distributions	20.85%	13.29%	13.38%
After Taxes on Distributions and Sale of Fund Shares	13.82%	11.16%	11.23%
MSCI ACWI Investable Market Index(1) (reflects no deduction for fees, expenses, or taxes)	16.37%	9.67%	9.98%

(1)	The MSCI ACWI Investable Market Index is designed to represent performance of the full opportunity set of large, mid, and small-cap stocks across 23 developed markets and 24 emerging markets countries. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-851-8845.

Performance Availability Phone [Text]	1-800-851-8845
FI Institutional Group ESG Stock Fund for Retirement Plans
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Return (years ended December 31st)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this time period were:

Highest Quarter: 06/30/2020 24.73%

Lowest Quarter: 06/30/2022 (19.97)%

The Fund’s year to date return as of September 30, 2025 was 19.40%.

Year to Date Return, Label [Optional Text]	The Fund’s year to date return
Bar Chart, Year to Date Return	19.40%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	24.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(19.97%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).
Performance [Table]
FI Institutional Group ESG Stock Fund for Retirement Plans	One Year	Five Years	Since Inception (12/13/2019)
Before Taxes	19.99%	14.19%	14.16%
After Taxes on Distributions	18.63%	13.38%	13.35%
After Taxes on Distributions and Sale of Fund Shares	12.77%	11.28%	11.26%
MSCI ACWI Investable Market Index(1) (reflects no deduction for fees, expenses, or taxes)	16.37%	9.67%	9.98%

(1)	The MSCI ACWI Investable Market Index is designed to represent performance of the full opportunity set of large, mid, and small-cap stocks across 23 developed markets and 24 emerging markets countries. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-851-8845.

Performance Availability Phone [Text]	1-800-851-8845
FI Institutional Group Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Return (years ended December 31st)
Bar Chart [Table]

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this time period were: Highest Quarter: 12/31/2023 6.46% Lowest Quarter: 03/31/2022 (6.12)% The Fund’s year to date return as of September 30, 2025 was 6.41%.
Year to Date Return, Label [Optional Text]	The Fund’s year to date return
Bar Chart, Year to Date Return	6.41%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	6.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(6.12%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).
Performance [Table]
FI Institutional Group Fixed Income Fund for Retirement Plans	One Year	Five Years	Since Inception (12/13/2019)
Before Taxes	1.65%	(0.14)%	(0.16)%
After Taxes on Distributions	0.23%	(1.31)%	(1.31)%
After Taxes on Distributions and Sale of Fund Shares	0.98%	(0.58)%	(0.59)%
ICE BofA U.S. Broad Market Index(1) (reflects no deduction for fees, expenses, or taxes)	1.49%	(0.33)%	(0.36)%

(1)	The ICE BofA U.S. Broad Market Index measures the performance of US dollar-denominated, investment grade debt securities, including US Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-851-8845.

Performance Availability Phone [Text]	1-800-851-8845
FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Return (years ended December 31st)
Bar Chart [Table]

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this time period were: Highest Quarter: 12/31/2023 6.37% Lowest Quarter: 09/30/2022 (6.10)% The Fund’s year to date return as of September 30, 2025 was 6.35%.
Year to Date Return, Label [Optional Text]	The Fund’s year to date return
Bar Chart, Year to Date Return	6.35%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	6.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(6.10%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).
Performance [Table]
FI Institutional Group ESG Fixed Income Fund for Retirement Plans	One Year	Five Years	Since Inception (12/13/2019)
Before Taxes	1.61%	(0.31)%	(0.33)%
After Taxes on Distributions	0.20%	(1.47)%	(1.48)%
After Taxes on Distributions and Sale of Fund Shares	0.95%	(0.71)%	(0.71)%
ICE BofA U.S. Broad Market Index(1) (reflects no deduction for fees, expenses, or taxes)	1.49%	(0.33)%	(0.36)%

(1)	The ICE BofA U.S. Broad Market Index measures the performance of US dollar-denominated, investment grade debt securities, including US Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-851-8845.

Performance Availability Phone [Text]	1-800-851-8845